Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2022	December 31, 2021
Office equipment, fixtures and furniture	$47,793	$31,398
Less: Accumulated depreciation	(12,992)	(5,181)
Less: Impairment	(22,248)	-
Total	$12,553	$26,217

The depreciation expenses for the years ended December 31, 2022, 2021 and 2020 was $8.0 million, $4.0 million and nil, respectively.